Debt - Additional Information (Detail) $ in Millions, $ in Millions			3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2018 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Apr. 30, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Nov. 14, 2014 USD ($)	Aug. 06, 2014 USD ($)	Oct. 01, 2013 USD ($)
Debt Instrument [Line Items]
Interest rate description	The Ceridian Term Debt bears an interest rate of LIBOR plus 3.5%, subject to a 1.0% LIBOR floor.
Loss on debt extinguishment						$ (25.7)
Capitalization of financing costs						3.6
Fair value of our indebtedness	$ 1,154.1	$ 1,166.9				$ 680.9		$ 1,154.1
Debt instrument, covenant description								The credit conditions allowing for transition to a stand-alone Ceridian credit facility were measured, in part, upon EBITDA, with certain adjustments as set forth in the credit documents ("Credit Facility EBITDA"). Ceridian was required to meet (i) a secured debt to Credit Facility EBITDA ratio less than or equal to 4.0 to 1.0 and (ii) a total leverage to Credit Facility EBITDA ratio less than or equal to 6.25 to 1.0.
Principal payments	0.25%							0.25%		0.25%
Proceeds from sale of UK Business							$ 0.9
Term debt, unamortized deferred financing cost	$ 5.4	7.3						$ 5.4
Senior note, amortised interest rate	4.80%
Discontinued Operations [Member]
Debt Instrument [Line Items]
Proceeds from sale of UK Business				$ 25.9	$ 10.0
Canada [Member]
Debt Instrument [Line Items]
Issuance of letters of credit										$ 7.0	$ 7.0
Letters of credit outstanding	$ 5.6	$ 5.2						$ 5.6		$ 7.0	$ 7.0
Term Debt [Member]
Debt Instrument [Line Items]
Debt instrument principal amount												$ 702.0
Term loan debt maturity period						2020-09		2020-09
Term debt final mandatory principal pre-payments			$ 0.3
Debt instrument interest rate stated percentage	5.10%	4.50%				5.50%		5.10%		5.10%	4.50%
Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument principal amount														$ 475.0
Loss on debt extinguishment						$ (18.6)
Debt instrument interest rate stated percentage	11.00%	11.00%				11.00%		11.00%		11.00%	11.00%
Senior note, amortised interest rate	11.45%
Decrease in redemption price of senior note								108.25%
Senior note redemption date								Mar. 15, 2019
Senior note, unamortized deferred financing cost	$ 6.2	$ 7.7
2018 Term Debt [Member]
Debt Instrument [Line Items]
Debt instrument principal amount									$ 680.0
Term loan debt maturity period						2025-04
Interest rate description						Interest rate is reduced to LIBOR plus 3.00%
Term Loan B1 [Member]
Debt Instrument [Line Items]
Debt instrument principal amount													$ 673.0
Term Loan B2 [Member]
Debt Instrument [Line Items]
Debt instrument principal amount													702.0
Previously Reported [Member]
Debt Instrument [Line Items]
Loss on debt extinguishment						$ (7.1)
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Available capacity for letters of credit	$ 130.0	$ 130.0				$ 300.0		$ 130.0				$ 130.0	$ 130.0
Line of credit maturity period						2019-09		2019-09
Debt instrument, covenant description	The Ceridian Senior Secured Credit Facility documents contain a requirement that Ceridian maintain a ratio of adjusted first lien debt to Credit Facility EBITDA below specified levels on a quarterly basis; however, such requirement is applicable only if more than 35% of the Ceridian Revolving Credit Facility is drawn. As of December 31, 2017, no portion of the Ceridian Revolving Credit Facility was drawn.
2018 Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Available capacity for letters of credit									$ 300.0
Line of credit maturity period						Apr. 30, 2023
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, variable interest rate	3.50%
LIBOR, floor rate	1.00%